UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-22634

Blackstone Alternative Alpha Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of principal executive offices)

Registrant’s telephone number, including area code:       (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Asset Management L.P.

345 Park Avenue

28th Floor

New York, NY 10154

(Name and address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end:           March 31

Date of reporting period:        September 30, 2012

Item 1. Reports to Stockholders.

The Report to Stockholders is attached hereto.

Blackstone

Blackstone Alternative Asset Management L.P.

SEMI-ANNUAL REPORT (Unaudited)

For the Period Ended September 30, 2012

Blackstone Alternative Alpha Fund

Blackstone Alternative Alpha Fund

Statement of Assets and Liabilities (Unaudited)

September 30, 2012

Assets:
Investment in Blackstone Alternative Alpha Master Fund (“Master Fund”)	$109,587,753
Cash and cash equivalents	300,029
Investment subscription paid in advance to Master Fund	9,139,386
Interest receivable	55
Deferred offering costs	195,360
Prepaid expenses	125,660

Total assets	119,348,243

Liabilities:
Shareholder subscriptions received in advance	9,139,386
Payable to Investment Manager	317,097
Accrued expenses and other liabilities	230,394
Trustee fees payable	2,563

Total liabilities	9,689,440

Net assets	$109,658,803

Components of net assets:
Paid-in capital	$108,091,444
Accumulated net investment loss	(893,336)
Accumulated net realized gain	104,233
Net unrealized appreciation on investments	2,356,462

Net assets	$109,658,803

Net asset value:
Net assets	$109,658,803
Shares of beneficial interests outstanding, no par value, unlimited shares authorized	108,746

Net asset value per share	$1,008.39

See accompanying notes to financial statements.

Blackstone Alternative Alpha Fund

Statement of Operations (Unaudited)

For the period April 1, 2012 (commencement of operations) to September 30, 2012

Net investment loss allocated from Master Fund:
Income:
Interest	$1,137

Expenses:
Management Fees	455,676
Organization	234,792
Professional	113,897
Insurance	72,052
Risk Monitoring	68,047
Administration	55,425
Trustees	28,428
Printing	28,203
Offering	21,739
Custody	21,000
Other	26,948

Total expenses	1,126,207

Net investment loss allocated from Master Fund	(1,125,070)

Fund investment loss:
Fund income:
Interest	146

Fund expenses:
Distribution	219,517
Organization	216,142
Offering	195,650
Shareholder Service	91,464
Professional	89,072
Insurance	72,052
Administration	43,375
Trustees	28,428
Printing	28,203
Custody	1,500
Other	45,457

Total Fund expenses	1,030,860

Less expenses reimbursed by Investment Manager (Note 5)	(1,262,448)

Net Fund expenses	(231,588)

Net investment loss		(893,336)

Net increase in net assets from investments allocated from Master Fund:
Net realized gain from investments in Investee Funds	104,233
Net unrealized appreciation from investments in Investee Funds	2,356,462

Net increase in net assets from investments		2,460,695

Net increase in net assets from operations		$1,567,359

See accompanying notes to financial statements.

Blackstone Alternative Alpha Fund

Statement of Changes in Net Assets (Unaudited)

For the period April 1, 2012 (commencement of operations) to September 30, 2012

Increase (Decrease) in Net Assets:

Operations:
Net investment loss	$(893,336)
Net realized gain from investments in Investee Funds allocated from Master Fund	104,233
Net unrealized appreciation from investments in Investee Funds allocated from Master Fund	2,356,462

Net increase in net assets from operations	1,567,359

Capital Transactions:
Shareholder subscriptions	107,991,444

Increase in net assets from capital transactions	107,991,444

Net Assets:
Total increase in net assets	109,558,803
Beginning of period	100,000

End of period (including accumulated net investment loss of $893,336)	$109,658,803

Share Transactions:
Beginning of period	100
Shares issued	108,646

End of period	108,746

See accompanying notes to financial statements.

Blackstone Alternative Alpha Fund

Statement of Cash Flows (Unaudited)

For the period April 1, 2012 (commencement of operations) to September 30, 2012

Cash flows from operating activities:
Net increase in net assets resulting from operations	$1,567,359
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net unrealized appreciation from investment in Master Fund	(1,335,625)
Expense reimbursement allocable to Master Fund	(573,079)
Purchase of investment in Master Fund and subscription paid in advance to Master Fund	(116,718,435)
Increase in interest receivable	(55)
Increase in deferred offering costs	(195,360)
Increase in prepaid expenses	(125,660)
Increase in payable to Investment Manager	317,097
Increase in accrued expenses and other liabilities	230,394
Increase in trustee fees payable	2,563

Net cash used in operating activities	(116,830,801)

Cash flows from financing activities:
Proceeds from shareholder subscriptions and subscriptions received in advance	117,130,830

Cash provided by financing activities	117,130,830

Net change in cash and cash equivalents	300,029
Cash and cash equivalents, beginning of period	-

Cash and cash equivalents, end of period	$300,029

Supplemental disclosure of non-cash operating activities:
Purchase of investment in Master Fund	$573,079

See accompanying notes to financial statements.

Blackstone Alternative Alpha Fund

Notes to Financial Statements (Unaudited)

September 30, 2012

1.	ORGANIZATION

Blackstone Alternative Alpha Fund (the “Fund”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company, commenced operations on April 1, 2012. The Fund’s investment objective is to seek to earn long-term risk-adjusted returns that are attractive as compared to those of traditional public equity and fixed income markets. The Fund intends to pursue its objective by investing substantially all of its assets in Blackstone Alternative Alpha Master Fund (the “Master Fund”), a Massachusetts business trust registered under the 1940 Act as a continuously offered, closed-end management investment company with the same investment objective and substantially the same investment policies as the Fund.

The Master Fund’s consolidated financial statements and notes to consolidated financial statements, included elsewhere within this report, are an integral part of the Fund’s financial statements and should be read in conjunction with this report. As of September 30, 2012, the Fund held 100% of the ownership interest in the Master Fund.

The investment manager of the Fund and the Master Fund is Blackstone Alternative Asset Management L.P. (“BAAM” or the “Investment Manager”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Fund and the Master Fund supervises the conduct of the Fund’s and the Master Fund’s affairs and pursuant to the investment advisory agreement, has engaged BAAM to manage the Fund’s and the Master Fund’s day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2.	BASIS OF PRESENTATION

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars.

The preparation of financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the amount of reported assets, liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

3.	SIGNIFICANT ACCOUNTING POLICIES

Fair Value Measurements

Investment in the Master Fund

The Fund’s investment in the Master Fund is recorded at fair value and is based upon the Fund’s percentage ownership of the net assets of the Master Fund. The performance of the Fund is directly affected by the performance of the Master Fund.

See Note 3 to the Master Fund’s consolidated financial statements for the determination of fair value of the Master Fund’s investments.

Investment Transactions and Related Investment Income and Expense

Investment transactions are accounted for on a trade date basis. The Fund records its proportionate share of the Master Fund’s income, expenses, and realized and unrealized gains and losses. In addition, the Fund records its own income and expense, including interest, on an accrual basis.

Blackstone Alternative Alpha Fund

Notes to Financial Statements (Unaudited), (continued)

September 30, 2012

Cash and Cash Equivalents

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be cash equivalents. At September 30, 2012, the Fund had $300,029 held at a major U.S. bank.

Contingencies

Under the Fund’s Declaration of Trust, the Fund’s officers and each Trustee are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Income Taxes

The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Fund plans to file U.S. Federal and various state and local tax returns.

Organization and Offering Costs

Organization costs associated with the establishment of the Fund were expensed by the Fund and reimbursed by the Investment Manager.

Offering costs are amortized over 12 months on a straight-line basis beginning on the date of commencement of operations.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of capital gains, if any, are declared and paid annually. Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder elects not to reinvest in Shares or is otherwise ineligible. Shares purchased by reinvestment will be issued at their net asset value on the ex-dividend date.

4.	FUND TERMS

Issuance of Shares

The Fund will issue shares (“Shares”) to eligible investors as of the first business day of the month or at such other times as determined by the Board upon receipt of an initial or additional application for Shares. The Fund reserves the right to reject any applications for subscriptions of Shares. Shares are subject to a maximum sales load of up to 3.00%. The Shares are subject to restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund’s Declaration of Trust.

Repurchase of Shares

The Fund from time to time may offer to repurchase a portion of its outstanding Shares pursuant to written tenders by shareholders. Repurchases will be made only at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. Shareholders who tender Shares within the 12 month period following acquisition may be subject to an early withdrawal fee of 2% of the aggregate net asset value of the Shares repurchased by the Fund. In determining whether the Fund should repurchase Shares from shareholders pursuant to written tenders, the Fund’s Board will consider the Investment Manager’s recommendations. Consistent with the Investment Manager’s recommendation, the Fund’s initial tender offer commenced on September 25, 2012, expired on October 24, 2012 and has a valuation date of December 31, 2012. The Investment Manager expects to recommend quarterly repurchases thereafter. Since the Fund’s assets consist primarily of its investment in the Master Fund, the ability of the Fund to have its Shares in the Master Fund be repurchased would be subject to the Master Fund’s repurchase policy.

Blackstone Alternative Alpha Fund

Notes to Financial Statements (Unaudited), (continued)

September 30, 2012

5.	RELATED PARTY TRANSACTIONS

Management Fee

The Fund does not directly pay a Management fee with respect to any period during which the only investment held by the Fund is that of the Master Fund. The Master Fund will pay the Investment Manager a management fee (the “Management Fee”) quarterly in arrears (accrued on a monthly basis), equal to 1.25% (annualized) of the Master Fund’s net asset value. The Management Fee for any period less than a full quarter will be prorated.

Expense Limitation and Reimbursement

The Investment Manager has entered into an Expense Limitation and Reimbursement Agreement (the “Agreement”) with the Fund to limit the amount of the Fund’s Specified Expenses (as defined below) not to exceed 0.35% per annum of the Fund’s net assets (the “Expense Cap”). Specified Expenses includes all expenses incurred in the business of the Fund or the Consolidated Master Fund with the exception of: (i) the Management Fee, (ii) the Distribution and Service Fee, (iii) fees and expenses of the Investee Funds in which the Consolidated Master Fund invests, (iv) brokerage costs, (v) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund or the Master Fund), (vi) taxes, and (vii) extraordinary expenses (as determined in the sole discretion of BAAM). To the extent that Specified Expenses for the Fund (including the Fund’s pro rata share of the Consolidated Master Fund’s Specified Expenses) for any month exceeds the Expense Cap, the Investment Manager will waive its fees and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Investment Manager may discontinue its obligations under the Agreement at any time in its sole discretion after March 31, 2015. The Fund has agreed to repay the amounts borne by the Investment Manager under the Agreement within the three year period after the Investment Manager bears the expense, when and if requested by the Investment Manager, to the extent the Specified Expenses of the Fund (including the Fund’s pro rata share of the Consolidated Master Fund’s Specified Expenses) are less than the lower of the Expense Cap and any expense limitation agreement then in effect with respect to the Specified Expenses. The repayment may not raise the level of Specified Expenses of the Fund (including the Fund’s pro rata share of the Consolidated Master Fund’s Specified Expenses) in the month of repayment to exceed the Expense Cap. As of September 30, 2012, the repayments that may potentially be made by the Fund are $1,262,448 and expire March 31, 2016.

Distribution and Servicing Agreement

Blackstone Advisory Partners L.P., an affiliate of the Investment Manager, acts as the distributor of the Shares of the Fund (the “Distributor”). The Fund pays the Distributor a fee (the “Distribution and Service Fee”) equal to 0.85% (annualized) of the average net assets of the Fund.

Expense Payments

The Investment Manager pays expenses on behalf of the Fund and is subsequently reimbursed for such payments by the Fund. Subject to the Expense Limitation and Reimbursement Agreement, the Fund was allocated $689,369 of the repayment which reduced the Fund’s payable to the Investment Manager for reimbursement of such expenses. As of September 30, 2012, the Fund had $317,097 of such reimbursements payable to the Investment Manager recorded in the Statement of Assets and Liabilities.

6.	FINANCIAL INSTRUMENTS AND OFF-BALANCE SHEET RISK

In the normal course of business, the Investee Funds held by the Master Fund, may enter into certain financial instrument transactions which may result in off-balance sheet market risk and credit risk. The Investee Funds held by the Master Fund invest in these instruments for trading and hedging purposes. The Fund is indirectly subject to certain risks arising from investments made by the Investee Funds held by the Master Fund.

Blackstone Alternative Alpha Fund

Notes to Financial Statements (Unaudited), (continued)

September 30, 2012

Market Risk

The Fund, through its investments in Investee Funds held by the Master Fund, has exposure to financial instrument transactions which may have off-balance sheet market risk. Off-balance sheet market risk is the risk of potential adverse changes to the value of financial instruments and derivatives because of changes in market conditions such as interest and currency rate movements. See notes to the Consolidated Master Fund’s financial statements.

Credit Risk

The Fund is subject to certain inherent credit risks arising from transactions involving derivative financial instruments by exposure through the Master Fund’s investments. Credit risk is the amount of accounting loss that the Fund would incur if a counterparty fails to perform its obligations under contractual terms. See notes to the Consolidated Master Fund’s financial statements.

7.	FINANCIAL HIGHLIGHTS

The financial highlights are calculated for the period from April 1, 2012 (commencement of operations) to September 30, 2012.

Per share operating performance:
Net asset value, April 1, 2012 [1]	$1,000.00
Income from investment operations:
Net investment loss [2]	(12.14)
Net realized and unrealized gain from investments	20.53

Net income from investment operations	8.39

Net asset value, September 30, 2012	$1,008.39

Financial Ratios: 3, [6]
Management and service fees	2.09%
Other expenses to average net assets before reimbursement from Investment Manager	3.16%
Reimbursement from Investment Manager	(2.81)%

Total expenses to average net assets after reimbursement from Investment Manager	2.44%

Net investment loss to average net assets	(2.44)%

Portfolio turnover [4]	2.22%

Total return 5, [6]	0.84%

Net assets, September 30, 2012 (000s)	$109,659

[1]	Commencement of operations.

[2]	Calculated using average shares outstanding during the period.

[3]	Financial ratios have been annualized except for organization costs and other non-recurring costs.

[4]	The Fund is invested solely in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund.

[5]	Total return has not been annualized.

[6]	Includes the Fund's proportionate share of the income and expenses allocated from the Master Fund.

Blackstone Alternative Alpha Fund

Notes to Financial Statements (Unaudited), (continued)

September 30, 2012

The financial ratios represent the expenses and net investment income (loss) to average monthly net assets for the period. The computation of such ratios for an individual shareholder’s account may vary from these ratios based on the timing of capital transactions. The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds held by the Master Fund. An individual shareholder’s total return may vary from this total return based on the timing of capital transactions.

8.	SUBSEQUENT EVENTS

On September 25, 2012, the Fund commenced an offer to purchase (“Offer”) up to 13,537 Shares at a price equal to their net asset value effective as of December 31, 2012. As of the October 24, 2012, the expiration date of the Offer, approximately 51 Shares were tendered for repurchase and such tendered Shares have been accepted by the Fund.

The Fund has evaluated the impact of subsequent events through the date of financial statement issuance, and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the financial statements.

Blackstone Alternative Alpha Fund

Supplemental Information (Unaudited)

September 30, 2012

Management of the Fund

The Fund’s operations are managed under the direction and oversight of the Board of Trustees. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Fund, (the “Independent Trustees”). The Fund’s Trustees and officers are subject to removal or replacement in accordance with Massachusetts law and the Fund’s Declaration of Trust. The initial Trustees serving on the Board of Trustees have been elected by the organizational shareholder of the Fund. The Fund’s Board of Trustees also serves as the board of trustees of the Master Fund.

Compensation for Trustees

The Fund and the Master Fund pay no compensation to any of its officers or to the Trustees who are not Independent Trustees. The Independent Trustees are each paid by the Fund and Master Fund $20,000 per fiscal year in aggregate for their services to the Fund and the Master Fund and the Chair of the Audit Committee will receive an additional $2,000 per fiscal year. Trustees are reimbursed by the Fund and the Master Fund for their travel expenses related to Board meetings.

Allocation of Investments

The Fund invests substantially all of its assets in the Master Fund. See the Consolidated Master Fund’s supplemental information for the allocation of investments among asset classes.

Form N-Q Filings

The Fund files a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

The Fund and the Master Fund have delegated proxy voting responsibilities to the Investment Manager, subject to the Board’s general oversight. A description of the policies and procedures used to vote proxies related to the Fund’s and Master Fund’s portfolio securities and information regarding how the Fund and the Master Fund voted proxies relating to investments during the period ended June 30, 2012 will be available (1) without charge, upon request, by calling toll free, 1-888-386-9490 and (2) on the SEC website at http://www.sec.gov.

Board Consideration of the Investment Management Agreement

At an organizational meeting of the Board of the Fund held in person on January 25, 2012, the Board, including all of the Independent Trustees considered the approval of the Investment Management Agreement (the “Advisory Agreement”) between the Fund and BAAM.

The Independent Trustees were assisted in their review of the Advisory Agreement by independent legal counsel. Prior to the meeting, the Board received (a) materials prepared by independent legal counsel regarding the relevant factors to consider and (b) materials prepared by BAAM relating to, among other things, BAAM’s qualifications to serve as investment manager; analysis of the fees and expenses of the Fund as compared with a peer group of funds; and analysis of the profitability of the Advisory Agreement to BAAM. At the meeting, a discussion ensued regarding the materials that had been provided to the Board, the terms of the Advisory Agreement, the expected operations of the Fund and other relevant considerations. Following this discussion, the Board, including all of the Independent Trustees, determined to approve the Advisory Agreement for an initial term of two years on the basis of the following considerations, among others:

Blackstone Alternative Alpha Fund

Supplemental Information (Unaudited), (continued)

September 30, 2012

Nature, Extent and Quality of the Services

The Board discussed BAAM’s personnel, operations and financial condition, including the following: the background and experience of key investment personnel and BAAM’s ability to retain them; BAAM’s focus on analysis of complex asset categories; BAAM’s disciplined investment approach and commitment to investment principles; BAAM’s significant investment in and commitment to personnel, including additional hiring and extensive training and in infrastructure including research and portfolio management analytics; BAAM’s significant compliance efforts; BAAM’s oversight of and plan for sales of Shares; and BAAM’s oversight of, and interaction with, service providers. The Board concluded that the nature, extent and quality of the management and advisory services to be provided were appropriate and thus supported a decision to approve the Advisory Agreement.

Costs of Services and Profitability

In analyzing the cost of services and profitability of BAAM, the Board considered BAAM’s resources devoted to the Fund as well as the assessment of estimated costs and profitability provided by BAAM. The Board took into account the significant investment by, and cost to, BAAM regarding service infrastructure to support the Fund and its investors. On the basis of the Board’s review of the fees to be charged by BAAM for investment advisory and related services, the relatively unique, and highly specialized, nature of the Fund’s investment program, BAAM’s financial information, and the estimated costs associated with managing the Fund, the Board concluded that the level of investment management fees is appropriate in light of the services to be provided, the management fees and estimated overall expense ratios of comparable investment companies, and the cap on expenses established by an expense limitation agreement. In connection with these considerations, the Board took account of the fact that the Fund does not directly pay a management fee with respect to any period during which the only investment security held by the Fund is that of the Master Fund, and as a result, as long as the Fund continues to invest in the Master Fund as part of a master-feeder arrangement, investors in the Fund will incur a single fee for management services provided by BAAM to the Fund and the Master Fund.

Economies of Scale

While noting that the management fees will not decrease as the level of the Fund assets increase, the Board concluded that the management fees reflect the Fund’s complex operations, and that the Fund’s assets are expected to be modest in size for the foreseeable future. The Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of management fees payable to BAAM, with respect to different asset sizes of the Fund, in the future.

Other Benefits

The Board noted that BAAM said it does not expect to receive significant ancillary benefits as a result of its relationship with the Fund and BAAM does not realize “soft dollar” benefits from its relationship with the Fund. The Board concluded that other benefits derived by BAAM from its relationship with the Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Fund and investors therein, and are consistent with industry practice and the best interests of the Fund and its shareholders.

Other considerations

The Board evaluated the comparative information provided by BAAM regarding the performance of other similar investment funds managed by BAAM compared with the performance of various indices, including the relevance of various indices. On the basis of the Board’s assessment, the Board concluded that BAAM was capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and fully competitive with comparable funds.

Blackstone Alternative Alpha Fund

Supplemental Information (Unaudited), (continued)

September 30, 2012

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under the Advisory Agreement were fair and reasonable with respect to the services that BAAM provides to the Fund and in light of the other factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was also assisted by the advice of independent counsel in making this determination.

Additional Information

The Fund’s registration statement includes additional information about the Trustees of the Fund. The registration statement is available, without charge, upon request by calling 1-800-725-9456.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Assets and Liabilities (Unaudited)

September 30, 2012

Assets:
Investments in Investee Funds, at fair value (cost $105,005,152)	$107,361,614
Cash and cash equivalents	553,672
Investment subscriptions paid in advance to Investee Funds	11,200,000
Interest receivable	444
Deferred offering costs	21,739
Prepaid expenses	172,403

Total assets	119,309,872

Liabilities:
Shareholder subscriptions received in advance	9,139,386
Management Fees payable	291,139
Trustee fees payable	2,563
Payable to Investment Manager	179,488
Accrued expenses and other liabilities	109,543

Total liabilities	9,722,119

Net assets	$109,587,753

Components of net assets:
Paid-in capital	$108,252,128
Accumulated net investment loss	(1,125,070)
Accumulated net realized gain	104,233
Net unrealized appreciation on investments	2,356,462

Net assets	$109,587,753

Net asset value:
Net assets	$109,587,753
Shares of beneficial interests outstanding, no par value, unlimited shares authorized	109,397

Net asset value per share	$1,001.75

See accompanying notes to consolidated financial statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Unaudited)

September 30, 2012

	Cost	Fair Value	Percentage of Net Assets	Redemptions Permitted(1)	Redemption Notification Period(1)
Investments in Investee Funds:
Equity(a)
Viking Global Equities III Ltd.(2)	$12,400,000	$13,063,165	11.92%	Annually	45 Days
Bay Pond Partners, L.P.(3)	9,100,000	9,437,047	8.61%	Semi-Annually	45 Days
AKO Partners L.P.(2)	8,350,000	8,602,693	7.85%	Quarterly	90 Days
Glenview Institutional Partners, L.P.	7,350,000	7,816,876	7.13%	Quarterly	45 Days
Southpoint Qualified Fund L.P.	7,650,000	7,541,475	6.88%	Quarterly	60 Days
Pershing Square, L.P.	7,600,000	7,534,463	6.88%	Quarterly	65 Days
Turiya Fund L.P.	7,450,000	7,399,125	6.75%	Quarterly	45 Days
Vinik Fund L.P.(3)	5,700,000	5,750,993	5.25%	Quarterly	30 Days
Visium Balanced Offshore Fund, Ltd.(2)	4,800,000	5,052,440	4.61%	Quarterly	60 Days
Merchants’ Gate Offshore Fund Ltd.(2)	4,900,000	4,848,069	4.42%	Semi-Annually	60 Business Days
Soroban Cayman Fund Ltd.(2)	1,738,000	1,894,477	1.73%	Quarterly	60 Days

Total	77,038,000	78,940,823	72.03%

Global Macro(b)
Tudor BVI Global Fund Ltd.(2)	5,050,000	5,091,559	4.65%	Quarterly	60 Days
COMAC Global Macro Fund Limited(2)	5,000,000	4,864,643	4.44%	Monthly	60 Days

Total	10,050,000	9,956,202	9.09%

Credit-Driven(c)
Magnetar Constellation Fund Ltd.(2)	8,500,000	8,950,820	8.17%	Quarterly	90 Days

Multi-Category(d)
HBK Offshore Fund II L.P.(2)	5,125,000	5,241,103	4.78%	Quarterly	90 Days
Elliott International Limited(2)	287,919	301,326	0.27%	Quarterly - Semi-annually	60 Days

Total	5,412,919	5,542,429	5.05%

Managed Futures(e)
BlueTrend Fund Ltd.(2)	2,350,000	2,343,430	2.14%	Monthly	30 Days
Lynx (Bermuda) Ltd.(2)	1,654,233	1,627,910	1.49%	Monthly	2 Business Days

Total	4,004,233	3,971,340	3.63%

Total Investments in Investee Funds(4)(5)(6)	$105,005,152	$107,361,614	97.97%

Other assets, less liabilities		2,226,139	2.03%

Total Net Assets		$109,587,753	100.00%

See accompanying notes to consolidated financial statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Unaudited), (continued)

September 30, 2012

Percentage represents each respective investment in Investee Fund at fair value as compared to total net assets.

The Consolidated Master Fund is not able to obtain information about certain specific investments held by the Investee Funds due to lack of available data.

Investee Funds are organized in the United States, unless otherwise noted.

Investee Funds are non-income producing securities.

(1)	Reflects general redemption terms for each Investee Fund.
(2)	Investee Fund organized in a non-U.S. offshore jurisdiction.
(3)	Investee Fund is held by Blackstone Alternative Alpha Sub Fund I Ltd., which is wholly owned by the Master Fund.
(4)	The total cost of Investee Funds organized in the United States is $44,850,000, with a fair value of $45,479,979.
(5)	The total cost of Investee Funds organized in non-U.S. offshore jurisdictions is $60,155,152, with a fair value of $61,881,635.
(6)	Represents cost for financial reporting purposes, and is substantially the same as cost for federal income tax purposes.

(a)	The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.
(b)	The Global Macro strategy generally includes global macro-focused Investee Funds with discretionary, directional, and inter-country exposure to commodities, equity, interest rates and currencies.
(c)	The Credit-Driven strategy generally includes credit-driven focused Investee Funds with a focus on fundamental hedged products or otherwise low net exposure, positional concentration and opportunistic directional exposures, mortgages, and non-mortgage asset- backed securities.
(d)	The Multi-Category strategy generally includes Investee Funds that invest across multiple strategies.
(e)	The Managed Futures strategy generally includes managed futures-focused Investee Funds that seek to profit from movements in the global financial, commodity and currency markets by investing in exchange traded futures, options and over-the-counter forward contracts.

See accompanying notes to consolidated financial statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Operations (Unaudited)

For the period April 1, 2012 (commencement of operations) to September 30, 2012

Net investment loss:
Income:
Interest	$1,137

Expenses:
Management fees	455,676
Organization	234,792
Professional	113,897
Insurance	72,052
Risk Monitoring	68,047
Administration	55,425
Trustees	28,428
Printing	28,203
Offering	21,739
Custody	21,000
Other	26,948

Total expenses	1,126,207

Net investment loss		(1,125,070)

Net increase in net assets from investments:
Net realized gain from investments in Investee Funds	104,233
Net unrealized appreciation from investments in Investee Funds	2,356,462

Net increase in net assets from investments		2,460,695

Net increase in net assets from operations		$1,335,625

See accompanying notes to consolidated financial statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Changes in Net Assets (Unaudited)

For the period April 1, 2012 (commencement of operations) to September 30, 2012

Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(1,125,070)
Net realized gain from investments in Investee Funds	104,233
Net unrealized appreciation from investments in Investee Funds	2,356,462

Net increase in net assets from operations	1,335,625

Capital Transactions:
Shareholder subscriptions	108,152,128

Increase in net assets from capital transactions	108,152,128

Net Assets:
Total increase in net assets	109,487,753
Beginning of period	100,000

End of period (including accumulated net investment loss of $1,125,070)	$109,587,753

Share Transactions:
Beginning of period	100
Shares issued	109,297

End of period	109,397

See accompanying notes to consolidated financial statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Cash Flows (Unaudited)

For the period April 1, 2012 (commencement of operations) to September 30, 2012

Cash flows from operating activities:
Net increase in net assets resulting from operations	$1,335,625
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized gain from investments in Investee Funds	(104,233)
Net unrealized appreciation from investments in Investee Funds	(2,356,462)
Purchases of investments in Investee Funds and subscriptions paid in advance
to Investee Funds	(117,600,919)
Proceeds from redemptions of investments in Investee Funds	1,500,000
Increase in interest receivable	(444)
Increase in deferred offering costs	(21,739)
Increase in prepaid expenses	(172,403)
Increase in management fees payable	291,139
Increase in trustee fees payable	2,563
Increase in payable to Investment Manager	752,567
Increase in accrued expenses and other liabilities	109,543

Net cash used in operating activities	(116,264,763)

Cash flows from financing activities:
Proceeds from shareholder subscriptions and subscriptions received in advance	116,718,435

Cash provided by financing activities	116,718,435

Net change in cash and cash equivalents	453,672
Cash and cash equivalents, beginning of period	100,000

Cash and cash equivalents, end of period	$553,672

Supplemental disclosure of non-cash operating activities:
Payable to Investment Manager	$573,079

Supplemental disclosure of non-cash financing activities:
Issuance of shareholder interests	$573,079

See accompanying notes to consolidated financial statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2012

1.	ORGANIZATION

Blackstone Alternative Alpha Master Fund (the “Master Fund”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered non-diversified, closed-end management investment company, commenced operations on April 1, 2012. Blackstone Alternative Alpha Fund (the “Feeder Fund”) invests substantially all of its assets in the Master Fund. The Master Fund’s investment objective is to seek to earn long-term risk-adjusted returns that are attractive as compared to those of traditional public-equity and fixed income markets.

The Master Fund owns 100% of the shareholder interest of Blackstone Alternative Alpha Sub Fund I Ltd. (the “Intermediate Fund”), an exempted company incorporated under the laws of the Cayman Islands on March 14, 2012 for the purpose of facilitating the implementation of the Master Fund’s investment objectives. The Consolidated Financial Statements include the financial statements of the Master Fund and the Intermediate Fund (collectively, the “Consolidated Master Fund”).

The investment manager of the Consolidated Master Fund and the Feeder Fund is Blackstone Alternative Asset Management L.P. (“BAAM” or the “Investment Manager”), a registered investment advisor under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Master Fund supervises the conduct of the Consolidated Master Fund’s and the Feeder Fund’s affairs and pursuant to the investment advisory agreement, has engaged BAAM to manage the Consolidated Master Fund’s and Feeder Fund’s day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Master Fund.

2.	BASIS OF PRESENTATION

The Consolidated Master Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. All inter-company accounts and transactions have been eliminated in consolidation.

The preparation of financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the amount of reported assets, liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

3.	SIGNIFICANT ACCOUNTING POLICIES

Fair Value Measurements

Investments in Investee Funds

The fair value of investments in limited partnerships and investment funds (“Investee Fund(s)”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value. If the Investment Manager determines, based on its own due diligence and investment monitoring procedures, that the reported net asset value per share or its equivalent of any Investee Fund does not represent fair value, the Investment Manager shall estimate the fair value of the Investee Fund in good faith and in a manner that it reasonably chooses. The fair value of investments in Investee Funds is reported net of management fees and incentive allocations/fees. The Investee Funds’ management fees and incentive allocations/fees are reflected in the net increase in net assets from investments in the Consolidated Statement of Operations.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Unaudited), (continued)

September 30, 2012

Due to the inherent uncertainty of these estimates, these values may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

The investments in Investee Funds may involve varying degrees of interest rate risk, credit risk, foreign exchange risk, and market, industry or geographic concentration risk. While the Investment Manager monitors and attempts to manage these risks, the varying degrees of transparency into and potential illiquidity of the financial instruments held by the Investee Funds may hinder the Investment Manager’s ability to effectively manage and mitigate these risks.

Investment Transactions and Related Investment Income and Expense

Investment transactions are accounted for on a trade date basis. Income and expenses, including interest, are recorded on an accrual basis.

The net realized gains or losses from investments in Investee Funds are recorded when the Consolidated Master Fund redeems or partially redeems its interest in the Investee Funds or receives distributions in excess of return of capital. Realized gains and losses from redemptions of investments are calculated using the first-in, first-out cost basis methodology.

Allocation of Gains and Losses

Net increase or decrease in net assets from operations, is generally allocated on a pro-rata basis to the shareholders in accordance with the provisions set forth in the Master Fund’s prospectus.

Cash and Cash Equivalents

The Consolidated Master Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be cash equivalents. At September 30, 2012, the Consolidated Master Fund had $553,672 held at a major U.S. bank.

Contingencies

Under the Master Fund’s Declaration of Trust, the Master Fund’s officers and each Trustee are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Fund. Additionally, in the normal course of business, the Consolidated Master Fund enters into contracts that contain a variety of representations and indemnifications. The Consolidated Master Fund’s maximum exposure under these arrangements is unknown. However, the Consolidated Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Income Taxes

The Consolidated Master Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Consolidated Master Fund plans to file U.S. Federal and various state and local tax returns.

Organization and Offering Costs

Organization costs associated with the establishment of the Consolidated Master Fund were expensed by the Consolidated Master Fund and reimbursed by the Investment Manager.

Offering costs are amortized over 12 months on a straight-line basis beginning from the date of commencement of operations.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Unaudited), (continued)

September 30, 2012

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of capital gains, if any, are declared and paid annually. Dividends and capital gain distributions paid by the Master Fund will be reinvested in additional Shares of the Master Fund unless a shareholder elects not to reinvest in Shares or is otherwise ineligible. Shares purchased by reinvestment will be issued at their net asset value on the ex-dividend date.

4.	FAIR VALUE HIERARCHY

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Consolidated Master Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement or based on liquidity, as indicated by the redemption terms:

•	Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The Consolidated Master Fund does not adjust the quoted price for these investments.

•	Level 2 – Quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The Consolidated Master Fund’s investment in the Investee Fund shall be categorized within Level 2 if the Consolidated Master Fund has the ability to redeem its investment in the Investee Funds at the reported net asset value per share (or its equivalent) at the measurement date or within 90 days thereof, upon no greater than 90 days prior written notice.

•	Level 3 – Pricing inputs are unobservable for the investment and include instances where there is little, if any, market activity for the investment.

The Consolidated Master Fund’s investment in the Investee Fund shall be categorized within Level 3 if the Consolidated Master Fund is subject to a minimum holding period or lockup greater than 90 days from the measurement date, are in liquidation, cannot be redeemed within 90 days of the measurement date, are subject to redemption notice periods in excess of 90 days, have limited or have the ability to limit the individual amount of shareholder redemptions and/or aggregate amount of shareholder redemptions, or have suspended redemptions.

Investee Funds as set forth in their governing legal agreements may offer various liquidity terms for differing classes of investors. The Consolidated Master Fund’s investment in a particular Investee Fund may be comprised of investments with differing liquidity terms or which were made at different points in time that result in differences in the effective minimum holding period or lockup or participation in side pocket investments. As such, the classification of investments in Investee Funds may not be indicative of the actual liquidity available to the Consolidated Master Fund associated with each investment at September 30, 2012. The Consolidated Master Fund has no unfunded capital commitments as of September 30, 2012.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Unaudited), (continued)

September 30, 2012

The classification of investments in Investee Funds included in the table below is meant to be indicative of the Consolidated Master Fund’s classification of its investments in Investee Funds. It is not meant to be indicative of the classification of investments in the underlying portfolios of the Investee Funds within the fair value hierarchy.

The following is a summary categorization, as of September 30, 2012, of the Consolidated Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	Level 1	Level 2	Level 3	Total
Investments in Investee Funds by Strategy
Equity	$-	$-	$78,940,823	$78,940,823
Global Macro	-	9,956,202	-	9,956,202
Credit-Driven	-	-	8,950,820	8,950,820
Multi-Category	-	-	5,542,429	5,542,429
Managed Futures	-	1,627,910	2,343,430	3,971,340

	$-	$11,584,112	$95,777,502	$107,361,614

The changes in investments measured at fair value for which the Consolidated Master Fund used Level 3 inputs to determine fair value are as follows:

	Investments in Investee Funds by Strategy
	Equity	Credit-Driven	Multi-Category	Managed Futures	Total
April 1, 2012 (commencement of operations)	$-	$-	$-	$-	$-
Transfers into Level 3	-	-	-	-	-
Transfers out of Level 3	-	-	-	-	-
Net realized gain (loss)	-	-	-	-	-
Net change in unrealized appreciation	1,902,823	450,820	129,510	(6,570)	2,476,583
Purchases	77,038,000	8,500,000	5,412,919	2,350,000	93,300,919
Sales	-	-	-	-	-

Ending Balance September 30, 2012	$78,940,823	$8,950,820	$5,542,429	$2,343,430	$95,777,502

Change in unrealized appreciation related to investments still held as of September 30, 2012	$1,902,823	$450,820	$129,510	$(6,570)	$2,476,583

The Consolidated Master Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. There were no transfers between Levels 1, 2, or 3 for the period ended September 30, 2012.

The following table summarizes investments in Investee Funds, by investment strategy and the amount of the investments in Investee Funds that cannot be redeemed because of redemption restrictions put in place by the Investee Funds. In instances where redemptions were restricted, the known remaining redemption restriction period is disclosed. Where the remaining redemption period is not known, the date the earliest redemption restriction commenced is disclosed.

Investments in Investee Funds by Strategy	Category (A) $	Remaining Redemption Restriction Period as of 9/30/12 (A)	Category (B) $	Earliest Redemption Restriction Date (B)	Category (C) $	Total $

Equity	$54,571,284	24 months	$-	N/A	$24,369,539	$78,940,823

Credit-Driven	-	N/A	-	N/A	8,950,820	8,950,820

Multi-Category	301,326	24 months	-	N/A	5,241,103	5,542,429

Managed Futures	-	N/A	-	N/A	2,343,430	2,343,430

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Unaudited), (continued)

September 30, 2012

Category (A) Investments in Investee Funds cannot be redeemed and the known remaining redemption restriction period as of September 30, 2012 is disclosed. The remaining redemption restriction period is based on the maximum restriction period for Investee Funds as defined in each respective Investee Fund’s governing legal agreements without consideration of the length of time elapsed from the date of investments in the Investee Funds. The Consolidated Master Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments which were made at differing points in time.

Category (B) Investments in Investee Funds cannot be redeemed and the remaining redemption restriction period is not known. The date the earliest redemption restriction commenced is disclosed.

Category (C) Investee Funds allow for redemptions but have the ability to limit the individual and/or aggregate amount of investor redemptions.

Purchases and sales of investments for the period April 1, 2012 to September 30, 2012 were $106,400,919 and $1,500,000, respectively.

5.	FUND TERMS

Issuance of Shares

The Master Fund is authorized to issue an unlimited number of shares of beneficial interest (“Shares”). The Master Fund will issue Shares as of the first business day of the month or at such other times as determined by the Board upon receipt of an initial or additional application for Shares. The Shares are subject to restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s Declaration of Trust.

Repurchase of Shares

Repurchases will be made only at such times and on such terms as may be determined by the Board, in its sole discretion.

6.	RELATED PARTY TRANSACTIONS

Management Fee

The Master Fund will pay the Investment Manager a management fee (the “Management Fee”) quarterly in arrears (accrued on a monthly basis), equal to 1.25% (annualized) of the Master Fund’s net asset value. The Management Fee for any period less than a full quarter will be pro-rated.

Expense Payments

The Investment Manager pays expenses on behalf of the Consolidated Master Fund and is subsequently reimbursed for such payments by the Consolidated Master Fund. The Feeder Fund allocated to the Consolidated Master Fund $573,079 of the Expense Limitation and Reimbursement Agreement repayment. This allocation reduced the Consolidated Master Fund’s payable to the Investment Manager for reimbursement of such expenses. As of September 30, 2012, the Consolidated Master Fund had $179,488 of such reimbursements payable to the Investment Manager recorded in the Consolidated Statement of Assets and Liabilities.

7.	FINANCIAL INSTRUMENTS AND OFF-BALANCE SHEET RISK

In the normal course of business, the Investee Funds may enter into certain financial instrument transactions which may result in off-balance sheet market risk and credit risk. The Investee Funds invest in these instruments for trading and hedging purposes. The Consolidated Master Fund is indirectly subject to certain risks arising from investments made by the Investee Funds.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Unaudited), (continued)

September 30, 2012

Market Risk

Market risk is the risk of potential adverse changes to the value of financial instruments because of changes in market conditions such as interest and currency rate movements. The Consolidated Master Fund is exposed to market risk indirectly as a result of the types of investments that the Investee Funds make. The Consolidated Master Fund actively monitors its exposure to market risk.

Investee Funds may invest in entities that trade or may invest directly in interest rate swaps, credit default swaps, exchange-traded and over-the-counter options, futures transactions, forward transactions, and securities sold, not yet purchased.

Credit Risk

Credit risk arises from the potential inability of counterparties to perform their obligations under the terms of a contract. The Consolidated Master Fund is indirectly exposed to credit risk related to the amount of accounting loss that the Investee Funds would incur if a counterparty failed to perform its obligations under contractual terms and if the Investee Funds fail to perform under their respective agreements.

8.	FINANCIAL HIGHLIGHTS

The financial highlights are calculated for the period from April 1, 2012 (commencement of operations) to September 30, 2012.

Per share operating performance:
Net asset value, April 1, 2012 [1]	$1,000.00
Income from investment operations:
Net investment loss [2]	(15.25)
Net realized and unrealized gain from investments [2]	17.00

Net income from investment operations	1.75

Net asset value, September 30, 2012	$1,001.75

Financial Ratios: [3]
Expenses to average net assets	2.75%

Net investment loss to average net assets	(2.75)%

Portfolio turnover	2.22%

Total return [4]	0.18%

Net assets, September 30, 2012 (000s)	$109,588

[1]	Commencement of operations.

[2]	Calculated using average shares outstanding during the period.

[3]	Financial ratios have been annualized except for organization costs and other non-recurring costs.

[4]	Total return has not been annualized.

The financial ratios represent the expenses and net investment loss to average monthly net assets for the period. The ratios do not reflect the Consolidated Master Fund’s share of the income and expenses of the underlying Investee Funds.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Unaudited), (continued)

September 30, 2012

9.	SUBSEQUENT EVENTS

The Consolidated Master Fund has evaluated the impact of subsequent events through the date of financial statement issuance, and determined there were no subsequent events outside of the normal course of business requiring adjustment to or disclosure in the financial statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Supplemental Information (Unaudited)

September 30, 2012

Management of the Fund

The Consolidated Master Fund’s operations are managed under the direction and oversight of the Board of Trustees. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Consolidated Master Fund, (the “Independent Trustees”). The Consolidated Master Fund’s Trustees and officers are subject to removal or replacement in accordance with Massachusetts law and the Master Fund’s Declaration of Trust. The initial Trustees serving on the Board of Trustees have been elected by the organizational shareholder of the Master Fund. The Consolidated Master Fund’s Board of Trustees also serves as the board of trustees of the Feeder Fund.

Compensation for Trustees

The Master Fund and the Feeder Fund pay no compensation to any of its officers or to the Trustees who are not Independent Trustees. The Independent Trustees are each paid by the Master Fund and the Feeder Fund $20,000 per fiscal year in aggregate for their services to the Master Fund and the Feeder Fund and the chair of the Audit Committee will receive an additional $2,000 per fiscal year. Trustees are reimbursed by the Master Fund and the Feeder Fund for their travel expenses related to Board meetings.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Consolidated Master Fund as of September 30, 2012.

Asset Class(1)	Fair Value	%
Equity	$78,940,823	73.53%
Global Macro	9,956,202	9.27%
Credit-Driven	8,950,820	8.34%
Multi-Category	5,542,429	5.16%
Managed Futures	3,971,340	3.70%

Total Investments	$107,361,614	100.00%

(1)	The complete list of investments included in the following asset class categories is included in the Consolidated Schedule of Investments of the Consolidated Master Fund.

Form N-Q Filings

The Consolidated Master Fund files a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Consolidated Master Fund’s Form N-Q is available on the SEC website at http://www.sec.gov. The Consolidated Master Fund’s Form N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

The Consolidated Master Fund and the Feeder Fund have delegated proxy voting responsibilities to the Investment Manager, subject to the Board’s general oversight. A description of the policies and procedures used to vote proxies related to the Consolidated Master Fund’s and Feeder Fund’s portfolio securities and information regarding how the Consolidated Master Fund and the Feeder Fund voted proxies relating to investments during the period ended June 30, 2012 will be available (1) without charge, upon request, by calling toll free, 1-888-386-9490 and (2) on the SEC website at http://www.sec.gov.

Blackstone Alternative Alpha Master Fund and Subsidiary

Supplemental Information (Unaudited), (continued)

September 30, 2012

Board Consideration of the Investment Management Agreement

At an organizational meeting of the Board of the Master Fund held in person on January 25, 2012, the Board, including all of the Independent Trustees considered the approval of the Investment Management Agreement (the “Advisory Agreement”) between the Master Fund and BAAM.

The Independent Trustees were assisted in their review of the Advisory Agreement by independent legal counsel. Prior to the meeting, the Board received (a) materials prepared by independent legal counsel regarding the relevant factors to consider and (b) materials prepared by BAAM relating to, among other things, BAAM’s qualifications to serve as investment manager; analysis of the fees and expenses of the Master Fund as compared with a peer group of funds; and analysis of the profitability of the Advisory Agreement to BAAM. At the meeting, a discussion ensued regarding the materials that had been provided to the Board, the terms of the Advisory Agreement, the expected operations of the Master Fund and other relevant considerations. Following this discussion, the Board, including all of the Independent Trustees, determined to approve the Advisory Agreement for an initial term of two years on the basis of the following considerations, among others:

Nature, Extent and Quality of the Services

The Board discussed BAAM’s personnel, operations and financial condition, including the following: the background and experience of key investment personnel and BAAM’s ability to retain them; BAAM’s focus on analysis of complex asset categories; BAAM’s disciplined investment approach and commitment to investment principles; BAAM’s significant investment in and commitment to personnel, including additional hiring and extensive training and in infrastructure including research and portfolio management analytics; BAAM’s significant compliance efforts; BAAM’s oversight of and plan for sales of Shares; and BAAM’s oversight of, and interaction with, service providers. The Board concluded that the nature, extent and quality of the management and advisory services to be provided were appropriate and thus supported a decision to approve the Advisory Agreement.

Costs of Services and Profitability

In analyzing the cost of services and profitability of BAAM, the Board considered BAAM’s resources devoted to the Master Fund as well as the assessment of estimated costs and profitability provided by BAAM. The Board took into account the significant investment by, and cost to, BAAM regarding service infrastructure to support the Master Fund and its investors. On the basis of the Board’s review of the fees to be charged by BAAM for investment advisory and related services, the relatively unique, and highly specialized, nature of the Master Fund’s investment program, BAAM’s financial information, and the estimated costs associated with managing the Master Fund, the Board concluded that the level of investment management fees is appropriate in light of the services to be provided, the management fees and estimated overall expense ratios of comparable investment companies, and the cap on expenses established by an expense limitation agreement. In connection with these considerations, the Board took account of the fact that the Feeder Fund does not directly pay a management fee with respect to any period during which the only investment security held by the Feeder Fund is that of the Master Fund, and as a result, as long as the Feeder Fund continues to invest in the Master Fund as part of a master-feeder arrangement, investors in the Feeder Fund will incur a single fee for management services provided by BAAM to the Feeder Fund and the Master Fund.

Economies of Scale

While noting that the management fees will not decrease as the level of the Master Fund assets increase, the Board concluded that the management fees reflect the Master Fund’s complex operations, and that the Master Fund’s assets are expected to be modest in size for the foreseeable future. The Board noted that it will have the opportunity to periodically re-examine whether the Master Fund has achieved economies of scale, as well as the appropriateness of management fees payable to BAAM, with respect to different asset sizes of the Master Fund in the future.

Blackstone Alternative Alpha Master Fund and Subsidiary

Supplemental Information (Unaudited), (continued)

September 30, 2012

Other Benefits

The Board noted that BAAM said it does not expect to receive significant ancillary benefits as a result of its relationship with the Master Fund and BAAM does not realize “soft dollar” benefits from its relationship with the Master Fund. The Board concluded that other benefits derived by BAAM from its relationship with the Master Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Master Fund and investors therein, and are consistent with industry practice and the best interests of the Master Fund and its shareholders.

Other considerations

The Board evaluated the comparative information provided by BAAM regarding the performance of other similar investment funds managed by BAAM compared with the performance of various indices, including the relevance of various indices. On the basis of the Board’s assessment, the Board concluded that BAAM was capable of generating a level of investment performance that is appropriate in light of the Master Fund’s investment objective, policies and strategies and fully competitive with comparable funds.

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under the Advisory Agreement were fair and reasonable with respect to the services that BAAM provides to the Master Fund and in light of the other factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was also assisted by the advice of independent counsel in making this determination.

Additional Information

The Master Fund’s registration statement includes additional information about the Trustees of the Master Fund. The registration statement is available, without charge, upon request by calling 1-800-725-9456.

Blackstone Alternative Alpha Fund

Blackstone Alternative Alpha Master Fund

Trustees

John M. Brown, Chairman

Frank J. Coates

Paul J. Lawler

Kristen M. Leopold

John P. McCormick

Investment Manager

Blackstone Alternative Asset Management L.P.

345 Park Avenue

New York, New York 10154

Administrator, Custodian, Fund

Accounting Agent and Transfer Agent

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, Ohio 43219

Officers

Brian F. Gavin, President and Principal Executive Officer

Arthur Liao, Treasurer and Principal Financial and Accounting Officer

Peter Koffler, Chief Compliance Officer

Scott Sherman, Chief Legal Officer

Stephen Buehler, Secretary

Independent Registered Public

Accounting Firm

Deloitte & Touche LLP

Two World Financial Center

New York, New York 10281

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Alternative Alpha Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You can request a copy of the Fund’s prospectus and statement of additional information without charge by calling the Fund’s transfer agent at 1-888-386-9490.

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)	The registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Report to Stockholders filed under item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to this semi-annual report.

(b)	Identification of Portfolio Manager - as of December 5, 2012:

Alberto Santulin, in conjunction with the entirety of the Investment Committee of Blackstone Alternative Asset Management L.P., the investment manager of the registrant (“BAAM”), and with the support of a team of other individuals employed by BAAM, has day-to-day management responsibilities for the registrant.

Alberto Santulin has been a Managing Director of BAAM since 2005. In this role, Mr. Santulin has been involved in portfolio management, primarily focusing on arbitrage, credit and event strategies. In addition, he is involved in hedge fund manager evaluation, selection and monitoring. From 2006-2008, Mr. Santulin focused on European hedge fund managers while maintaining the aforementioned responsibilities.

Other Accounts Managed by Portfolio Manager - as of September 30, 2012:

The table below identifies, for each named portfolio manager of the registrant (a “Portfolio Manager”), the number of accounts (other than the registrant or Blackstone Alternative Alpha Master Fund (the master fund in which the registrant invests substantially all of its assets, the “Master Fund”)) for which the Portfolio Manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment funds and other accounts.

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance Based
Alberto Santulin	N/A	0	$0	0	$0

Potential Conflicts of Interest Arising from Other Accounts Managed by Portfolio Manager – as of September 30, 2012:

Not applicable.

Compensation Structure of Portfolio Manager - as of September 30, 2012:

The Portfolio Manager’s compensation is comprised primarily of a fixed salary and a discretionary bonus paid by BAAM or its affiliates and not by the registrant or the Master Fund. A portion of the discretionary bonus may be paid in shares of stock or stock options of The Blackstone Group L.P., the parent company of BAAM (“Blackstone”), which stock options may be subject to certain vesting periods. The amount of the Portfolio Manager’s discretionary bonus, and the portion to be paid in shares or stock options of Blackstone, is determined by senior officers of BAAM and/or Blackstone. In general, the amount of the bonus will be based on a combination of factors, none of which is necessarily weighted more than any other factor. These factors may include: the overall performance of BAAM; the overall performance of Blackstone and its affiliates and subsidiaries; the profitability of BAAM derived from the management of the registrant, the Master Fund and the other accounts managed by BAAM; the absolute performance of the registrant, the Master Fund and such other accounts for the preceding year; contributions by the Portfolio Manager in assisting with managing the assets of BAAM; and execution of managerial responsibilities, client interactions and support of colleagues. The bonus is not based on a precise formula, benchmark or metric.

Beneficial Ownership of Securities by Portfolio Manager - as of September 30, 2012:

Portfolio Manager	Dollar Range of Equity Securities of the Fund Beneficially Owned
Alberto Santulin	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to this semi-annual report.
(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3)	Not applicable
(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Blackstone Alternative Alpha Fund

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date:	December 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date:	December 5, 2012

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date:	December 5, 2012